Stockholders' Deficit (Details) - Schedule of warrant activity - Warrant [Member]	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrant outstanding at beginning | shares	502,250
Warrant outstanding at beginning | $ / shares	$ 0.57
Warrant outstanding at beginning	3 years 357 days
Warrant outstanding at beginning | $
Granted | shares	1,500,000
Granted | $ / shares	$ 0.80
Granted	5 years
Granted | $
Forfeited | shares
Forfeited | $ / shares
Forfeited | $
Exercised | shares
Exercised | $ / shares
Exercised | $
Expired | shares
Expired | $ / shares
Expired | $
Warrant outstanding at ending | shares	2,002,250
Warrant outstanding at ending | $ / shares	$ 0.74
Warrant outstanding at ending	4 years 175 days
Warrant outstanding at ending | $	$ 1,457,408
Warrant exercisable at ending | shares	502,250
Warrant exercisable at ending | $ / shares	$ 0.57
Warrant exercisable at ending	3 years 175 days
Warrant exercisable at ending | $	$ 452,408